Label	Element	Value
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 2.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.40%
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 573.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: 595.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)